Summary of Significant Accounting Policies (Details) - Schedule of exchange rate - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Schedule of exchange rate [Abstract]
Exchange rate	$ 6.39675	$ 6.69247
Average rate	$ 6.4242	$ 6.4164